Trade and Other Receivables - Summary of Trade and Other Receivables (Detail) - GBP (£) £ in Millions	Dec. 31, 2019	Dec. 31, 2018
Trade and other receivables [abstract]
Trade receivables, net of loss allowance	£ 5,487	£ 5,176
Accrued income	7	9
Other prepayments	316	330
Interest receivable	3	4
Employee loans and advances	13	14
Other receivables	1,376	890
Total trade and other receivables	£ 7,202	£ 6,423